Trade Receivables - Trade Receivables by Currencies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Trade receivables	¥ 2,675	¥ 2,989
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	2,712	3,026
Gross carrying amount [member] | RMB [member]
Disclosure of financial assets [line items]
Trade receivables	2,061	2,303
Gross carrying amount [member] | USD [member]
Disclosure of financial assets [line items]
Trade receivables	179	268
Gross carrying amount [member] | EURO [member]
Disclosure of financial assets [line items]
Trade receivables	171	129
Gross carrying amount [member] | AUD [Member]
Disclosure of financial assets [line items]
Trade receivables	52	53
Gross carrying amount [member] | TWD [Member]
Disclosure of financial assets [line items]
Trade receivables	33	40
Gross carrying amount [member] | GBP [Member]
Disclosure of financial assets [line items]
Trade receivables	36	23
Gross carrying amount [member] | Others [member]
Disclosure of financial assets [line items]
Trade receivables	¥ 180	¥ 210